February 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:    Kansas City Life Variable Annuity Separate Account
          Registration Statement on Form N-4
          File No. 333-98805

           Commissioners:

          On behalf of Kansas City Life Insurance Company (“Kansas City Life”) and Kansas City Life Variable Annuity Separate Account (the “Separate Account”), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the prospectus and statement of additional information for the individual flexible premium deferred variable annuity contracts offered by Kansas City Life through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for the Separate Account filed electronically with the Commission on December 13, 2002.

           If you have any questions, please call the undersigned at (816) 753-7299 x8706.

Sincerely,

/s/Michael T. Barker

Michael T. Barker